Property, Plant and Equipment - Additional Information (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress	₽ 553	₽ 299
Contractual commitments to acquire property plant and equipment	₽ 14,607	₽ 9,300